CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flow from operating activities
Loss for the period	€ (7,724)	€ (6,535)
Depreciation and amortization	1,842	2,143
Foreign currency exchange differences on loans to subsidiaries	812	(41)
Changes in financial assets due to fair value valuation	121	(125)
Share-based compensation expense	334	332
Change in impairment of trade receivables	(40)	(15)
Non-cash interest expense on financial liabilities	564	428
Change in fair value of derivative equity forward	(574)	(57)
Change in inventory allowance	(1)	(16)
Loss on disposal of property, plant and equipment and intangible assets	59
Interest paid	138	182
Interest received	(58)	(42)
Other	81	45
Change in working capital	(1,523)	(719)
Trade and other receivables, inventories and current assets	(711)	(115)
Trade payables	(607)	(690)
Other liabilities, contract liabilities and provisions	774	112
Change in restricted cash	(956)
Income tax payable/receivables	(23)	(26)
Net cash used in operating activities	(5,969)	(4,420)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(102)	(637)
Proceeds from disposal of financial assets	3,969	5,176
Payments to acquire financial assets	(2)	(1,243)
Interest received	58	42
Net cash from (used in) investing activities	3,923	3,338
Cash Flow from financing activities
Repayment of lease liabilities	(246)	(137)
Repayment of long-term debt	(466)	(524)
Proceeds from issuance of long-term debt	5,000	500
Interest paid	(138)	(182)
Net cash from (used in) financing activities	4,150	(343)
Net increase (decrease) in cash and cash equivalents	2,104	(1,425)
Cash and cash equivalents at beginning of period	4,368	7,402
Changes to cash and equivalents due to foreign exchanges rates	(21)	9
Cash and cash equivalents at end of period	€ 6,451	€ 5,986